Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Cash and Cash Equivalents

8. Cash and Cash Equivalents

        Cash and cash equivalents consist of the following:

	As of December 31,
	2016	2017
Current accounts	167,932	191,773
Time deposits (with original maturities of three months or less)	58,251	189,925
Ship management client accounts	841	2,394

Total	227,024	384,092

        Ship management client accounts represent amounts provided by the clients of GasLog LNG Services Ltd. in order to enable the Group to cover obligations of vessels under management. A compensating balance is held as a current liability.